As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedules of Investments.

Alpha Defensive Growth Fund
Schedule of Investments
at June 30, 2013 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 74.83%
214,024	AQR Diversified Arbitrage Fund - Institutional Class	$2,392,784
169,993	BlackRock Emerging Markets Long/Short Equity Fund - Institutional Class	1,813,826
170,970	Driehaus Active Income Fund	1,829,375
108,204	DWS RREEF Global Infrastructure Fund - Institutional Class	1,339,562
225,363	John Hancock Funds II - Global Absolute Return Strategies Fund - Institutional Class	2,447,447
328,353	Osterweis Strategic Income Fund - Institutional Class	3,835,159
224,030	RiverNorth/DoubleLine Strategic Income Fund - Institutional Class	2,428,481
272,681	Scout Unconstrained Bond Fund	3,190,364
65,368	TFS Market Neutral Fund *	1,013,863
	TOTAL ALTERNATIVE FUNDS (Cost $20,353,869)	20,290,861

	EQUITY FUNDS - 12.09%
246,035	Westwood Income Opportunity Fund - Institutional Class	3,277,185
	TOTAL EQUITY FUNDS (Cost $3,066,776)	3,277,185

	EXCHANGE-TRADED FUNDS - 4.18%
9,500	SPDR Gold Trust *	1,131,925
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,463,901)	1,131,925

	FIXED INCOME FUNDS - 7.86%
160,688	Templeton Global Total Return Fund - Advisor Class	2,132,331
	TOTAL FIXED INCOME FUNDS (Cost $2,200,000)	2,132,331

	MONEY MARKET FUNDS - 1.50%
407,712	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.09% +	407,712
	TOTAL MONEY MARKET FUNDS (Cost $407,712)	407,712
	Total Investments (Cost $27,492,258) - 100.46%	27,240,014
	Liabilities in Excess of Other Assets - (0.46)%	(123,398)
	NET ASSETS - 100.00%	$27,116,616

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of June 30, 2013.

Alpha Opportunistic Growth Fund
Schedule of Investments
at June 30, 2013 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 81.85%
116,051	AQR Risk Parity Fund - Institutional Class	$1,262,640
273,760	FAMCO MLP & Energy Income Fund - Institutional Class	3,287,857
150,405	Hotchkis and Wiley Value Opportunities Fund - Institutional Class ˆ	3,829,312
98,160	IVA Worldwide Fund - Institutional Class	1,665,781
1,804,714	PIMCO Stockplus AR Short Strategy Fund - Institutional Class	5,720,944
112,249	Rivernorth Core Opportunity Fund	1,379,541
272,230	Robeco Boston Partners Long/Short Equity Fund - Institutional Class *	5,825,723
392,368	Third Avenue Focused Credit Fund - Institutional Class	4,249,340
1,455,845	Wasatch Frontier Emerging Small Countries Fund - Institutional Class	4,236,509
233,981	The Weitz Funds - Partners III Opportunity Fund *	3,476,952
	TOTAL ALTERNATIVE FUNDS (Cost $34,310,707)	34,934,599

	EQUITY FUNDS - 13.49%
171,550	Aston/River Road Independent Value Fund - Institutional Class *	1,904,200
909,231	Grandeur Peak Global Opportunities Fund - Institutional Class	2,564,032
470,715	Wasatch Emerging Markets Small Cap Fund	1,289,758
	TOTAL EQUITY FUNDS (Cost $5,446,905)	5,757,990

	EXCHANGE-TRADED FUNDS - 3.89%
138,500	iShares Gold Trust *	1,660,615
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,283,518)	1,660,615

	MONEY MARKET FUNDS - 0.78%
333,992	Invesco STIT Liquid Assets Portfolio - Institutional Class, 0.09% +	333,992
	TOTAL MONEY MARKET FUNDS (Cost $333,992)	333,992
	Total Investments (Cost $42,375,122) - 100.01%	42,687,196
	Liabilities in Excess of Other Assets - (0.01)%	(6,178)
	NET ASSETS - 100.00%	$42,681,018

* Non-income producing security.
+ Rate shown is the 7-day annualized yield as of June 30, 2013.
ˆ A portion of this security is considered illiquid.  The fair value of the illiquid portion totals $1,479,441, which represents 3.47% of total net assets.

Alpha Capital Funds
Notes to Schedules of Investments
June 30, 2013 (Unaudited)

Note 1 – Securities Valuation

The Alpha Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Funds are unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2013:

Alpha Defensive Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$20,290,861	$-	$-	$20,290,861
Equity Funds	3,277,185	-	-	3,277,185
Exchange-Traded Funds	1,131,925	-	-	1,131,925
Fixed Income Funds	2,132,331	-	-	2,132,331
Money Market Funds	407,712	-	-	407,712
Total Investments	$27,240,014	$-	$-	$27,240,014

Alpha Opportunistic Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$34,934,599	$-	$-	$34,934,599
Equity Funds	5,757,990	-	-	5,757,990
Exchange-Traded Funds	1,660,615	-	-	1,660,615
Money Market Funds	333,992	-	-	333,992
Total Investments	$42,687,196	$-	$-	$42,687,196

Refer to the Funds’ Schedules of Investments for a detailed break-out of securities.  Transfers between levels are recognized at June 30, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Alpha Defensive Growth Fund

Cost of investments	$27,573,126

Gross unrealized appreciation	$265,244
Gross unrealized depreciation	(598,356)
Net unrealized depreciation	$(333,112)

Alpha Opportunistic Growth Fund

Cost of investments	$42,475,809

Gross unrealized appreciation	$1,466,104
Gross unrealized depreciation	(1,254,717)
Net unrealized appreciation	$211,387

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 8/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 8/14/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 8/14/2013

 * Print the name and title of each signing officer under his or her signature.